Summary of Significant Accounting Policies - Schedule of Black-Scholes Option Pricing Model Assumptions (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		70.00%	76.30%	70.00%		59.00%
Risk-free interest rate		1.59%	0.45%	2.54%		2.60%
Expected term (in years)	0 years	6 years 3 months	6 years 3 months	6 years 3 months		1 year
Expected dividend yield	0.00%	0.00%	0.00%	0.00%		0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			10 years
Predecessor Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate - Minimum					1.82%	2.55%	1.83%
Risk-free interest rate - Maximum					2.50%	3.03%	2.13%
Expected dividend yield					0.00%	0.00%	0.00%
Expected volatility - Minimum					105.00%	94.00%	93.00%
Expected volatility - Maximum					119.00%	100.00%	97.00%
Predecessor Company [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)					5 years 6 months	5 years 6 months	5 years 6 months
Predecessor Company [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)					6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days